Financial Instruments (Details Textual 1) - Interest rate risk [member] - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 19,851,138	$ 18,654,590
Interest rate	2.40%
Term deposit period	3 months
Cash And Cash Equivalent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 14,399,904	15,235,555
Interest rate	0.12%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of 0.60 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 1,354,771	$ 2,552,615	$ 1,099,932
Interest rate	0.60%	0.60%	0.60%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 66,534	$ 114,990	$ 49,081
Interest rate	0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.05 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 45,486	$ 63,791	$ 73,301
Interest rate	0.05%	0.05%	0.05%
Cash And Cash Equivalent [Member] | Interest Rate Of 0 Percent Two [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 15	$ 135	$ 34
Interest rate	0.00%	0.00%	0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Percent One [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 17,535,100
Interest rate			0.00%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Percent One [Member] | USD [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 13,438,903
Cash And Cash Equivalent [Member] | Interest Rate Of 0.03 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 6,308,538
Interest rate		0.03%
Cash And Cash Equivalent [Member] | Interest Rate Of 0.03 Percent [Member] | USD [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 4,675,242
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Three Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 9,726,016
Cash And Cash Equivalent [Member] | Interest Rate Of 0.00 Three Percent [Member] | USD [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	6,836,116
Cash And Cash Equivalent [Member] | Interest Rate Of 1.50 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 2,012,329
Interest rate	1.50%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of 1.85 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 1,000,000
Interest rate	1.85%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of 2.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 42,713
Interest rate	2.00%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of One 2.00 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 150,000
Interest rate	2.00%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Interest Rate Of 0 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts	$ 9,726,016
Term Deposit [Member] | Interest Rate Of 1.70 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 2,000,000
Interest rate			1.70%
Term deposit period			2 months
Term Deposit [Member] | Interest Rate Of 2.55 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 43,988
Interest rate			2.55%
Term deposit period			1 year
Term Deposit [Member] | Interest Rate Of 2.10 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 150,000
Interest rate			2.10%
Term deposit period			3 months
Term Deposit [Member] | Interest Rate Of 2.15 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts			$ 1,000,000
Interest rate			2.15%
Term deposit period			2 months
Term Deposit [Member] | Interest Rate One Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 3,000,000
Interest rate		2.40%
Term deposit period		3 months
Term Deposit [Member] | Interest Rate Two Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 3,000,000
Interest rate		2.40%
Term deposit period		3 months
Term Deposit [Member] | Interest Rate Three Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 42,713
Interest rate		2.40%
Term deposit period		3 months
Term Deposit [Member] | Interest Rate Four Of 2.40 Percent [Member]
Disclosure of financial instruments by type of interest rate [line items]
Cash accounts		$ 150,000
Interest rate		2.40%
Term deposit period		3 months